Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Car Charging Group, Inc.
Entity Central Index Key	0001429764
Document Type	S-1
Document Period End Date	Sep. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company